FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2011
Composition of the Investment Portfolio by Major Security Type

The composition of the investment portfolio by major security type was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,963.0	$0	$0	$2,963.0	$2,842.7
State and local government obligations	0	2,002.1	0	2,002.1	1,938.6
Corporate debt securities	0	2,896.2	0	2,896.2	2,801.5

Subtotal	2,963.0	4,898.3	0	7,861.3	7,582.8

Asset-backed securities:
Residential mortgage-backed	0	364.6	62.3	426.9	452.9
Commercial mortgage-backed	0	1,855.3	21.3	1,876.6	1,829.8
Other asset-backed	0	1,218.0	2.6	1,220.6	1,210.9

Subtotal asset-backed securities	0	3,437.9	86.2	3,524.1	3,493.6

Redeemable preferred stocks:
Financials	24.1	107.2	0	131.3	124.3
Utilities	0	68.1	0	68.1	70.8
Industrials	0	174.5	0	174.5	184.2

Subtotal redeemable preferred stocks	24.1	349.8	0	373.9	379.3

Total fixed maturities	2,987.1	8,686.0	86.2	11,759.3	11,455.7

Equity securities:
Nonredeemable preferred stocks:
Financials	227.9	525.4	0	753.3	433.7
Utilities	0	53.0	0	53.0	40.0
Industrials	0	0	0	0	0

Subtotal nonredeemable preferred stocks	227.9	578.4	0	806.3	473.7

Common equities:
Common stocks	1,834.1	0	0	1,834.1	1,427.3
Other equity-like investments	0	0	11.5	11.5	3.7

Subtotal common equities	1,834.1	0	11.5	1,845.6	1,431.0

Total fixed maturities and equity securities	$5,049.1	$9,264.4	$97.7	14,411.2	13,360.4

Short-term investments:
Other short-term investments[1]				1,551.8	1,551.8

Total portfolio				$15,963.0	$14,912.2

Debt[2]				$2,664.7	$2,442.1

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2010
Fixed maturities:
U.S. government obligations	$3,242.6	$0	$0	$3,242.6	$3,203.2
State and local government obligations	0	1,989.1	0	1,989.1	1,955.5
Corporate debt securities	0	2,616.6	29.5	2,646.1	2,579.0

Subtotal	3,242.6	4,605.7	29.5	7,877.8	7,737.7

Asset-backed securities:
Residential mortgage-backed	0	466.9	96.7	563.6	567.1
Commercial mortgage-backed	0	1,804.6	27.5	1,832.1	1,772.1
Other asset-backed	0	1,069.0	5.0	1,074.0	1,063.9

Subtotal asset-backed securities	0	3,340.5	129.2	3,469.7	3,403.1

Redeemable preferred stocks:
Financials	23.4	172.4	0	195.8	183.8
Utilities	0	71.4	0	71.4	70.2
Industrials	0	235.3	0	235.3	236.0

Subtotal redeemable preferred stocks	23.4	479.1	0	502.5	490.0

Total fixed maturities	3,266.0	8,425.3	158.7	11,850.0	11,630.8

Equity securities:
Nonredeemable preferred stocks:
Financials	490.2	565.1	0	1,055.3	514.3
Utilities	0	67.9	0	67.9	50.8
Industrials	0	34.4	0	34.4	36.2

Subtotal nonredeemable preferred stocks	490.2	667.4	0	1,157.6	601.3

Common equities:
Common stocks	1,413.2	0	0	1,413.2	1,017.6
Other equity-like investments	0	0	11.8	11.8	4.1

Subtotal common equities	1,413.2	0	11.8	1,425.0	1,021.7

Total fixed maturities and equity securities	$5,169.4	$9,092.7	$170.5	14,432.6	13,253.8

Short-term investments:
Other short-term investments[1]				1,090.8	1,090.8

Total portfolio				$15,523.4	$14,344.6

Debt[2]				$2,105.7	$1,958.2

[1]	Due to the underlying nature of these securities, cost approximates fair value.

[2]	Debt is not subject to measurement at fair value in the Consolidated Balance Sheets. Therefore, it is not broken out by hierarchy level; fair values are obtained from external sources.

Summary of Changes in Fair Value Associated With Level 3 Assets

The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2011 and 2010:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2010	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss	Change in Valuation	Net Transfers In (Out)[1]	Fair value at Dec. 31, 2011
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$96.7	$(19.5)	$0	$0	$0	$.5	$(15.4)	$62.3
Commercial mortgage-backed	27.5	(.3)	0	0	0	(5.9)	0	21.3
Other asset-backed	5.0	(2.6)	0	0	0	.2	0	2.6

Total asset-backed securities	129.2	(22.4)	0	0	0	(5.2)	(15.4)	86.2
Corporate debt securities	29.5	0	0	(27.9)	(.6)	(1.0)	0	0
Other debt obligations	0	0	0	0	0	0	0	0
Redeemable preferred stocks:
Industrials	0	0	0	0	0	0	0	0

Total fixed maturities	158.7	(22.4)	0	(27.9)	(.6)	(6.2)	(15.4)	86.2

Equity securities:
Common equities:
Other equity-like investments	11.8	0	0	0	0	(.3)	0	11.5

Total Level 3 securities	$170.5	$(22.4)	$0	$(27.9)	$(.6)	$(6.5)	$(15.4)	$97.7

[1]	The $(15.4) million was transferred out of Level 3 into Level 2 due to the availability of vendor pricing on a residential mortgage-backed security.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2009	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss	Change in Valuation	Net Transfers In (Out)[1]	Fair value at Dec. 31, 2010
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$46.1	$(20.9)	$55.6	$0	$0	$4.8	$11.1	$96.7
Commercial mortgage-backed	21.6	0	0	0	0	5.4	.5	27.5
Other asset-backed	7.8	(2.6)	0	0	0	(.2)	0	5.0

Total asset-backed securities	75.5	(23.5)	55.6	0	0	10.0	11.6	129.2
Corporate debt securities	28.2	0	0	0	0	1.3	0	29.5
Other debt obligations	1.1	0	0	0	0	(1.1)	0	0
Redeemable preferred stocks:
Industrials	53.1	0	0	0	0	0	(53.1)	0

Total fixed maturities	157.9	(23.5)	55.6	0	0	10.2	(41.5)	158.7

Equity securities:
Common equities:
Other equity-like investments	12.9	(2.1)	0	(.3)	.3	1.0	0	11.8

Total Level 3 securities	$170.8	$(25.6)	$55.6	$(.3)	$.3	$11.2	$(41.5)	$170.5

[1]

The net $(41.5) million of transfers out of Level 3 included: a $12.1 million transfer into Level 3 and subsequent transfer out of Level 3 at $(15.1) million due to sufficient trade volume, a $(53.1) million transfer out of Level 3 due to the availability of vendor pricing on a redeemable preferred stock, and $14.6 million of transfers into Level 3 due to the lack of trade volume.